NOTE 6. SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Jun. 30, 2012
Supplemental Cash Flow Elements [Abstract]
NOTE 6. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the years ended June 30, 2012 and 2011 are summarized as follows:

Cash paid during the period for interest and income taxes:

	2012	2011

Income Taxes	$-0-	$-0-
Interest	$-0-	$-0-